CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (122,206,027)	$ (90,622,558)	$ 8,570,179
Other comprehensive (loss) income:
Foreign currency translation gain	3,935,119	2,128,770	8,903,913
Comprehensive (loss) income	(118,270,908)	(88,493,788)	17,474,092
Comprehensive loss (income) attributable to the non-controlling interest	2,293,247	749,085	(964,475)
Comprehensive (loss) income attributable to the Company	$ (115,977,661)	$ (87,744,703)	$ 16,509,617